Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS:
Cash	$ 17,057,751	$ 11,667,161
Accounts receivable, net of allowances for bad debts and cash discounts of $82,417 and $29,178 at March 31, 2020 and 2019, respectively	11,705,344	13,183,411
Inventories	35,668,243	49,062,086
Other	780,179	543,549
TOTAL CURRENT ASSETS	65,211,517	74,456,207
PROPERTY, PLANT AND EQUIPMENT:
Land	1,179,831	1,452,799
Buildings and yard improvements	9,008,869	8,821,253
Machinery and equipment	29,339,893	38,176,497
Construction in process	3,797,364
Less accumulated depreciation	(31,825,401)	(36,540,591)
Property, plant, and equipment, net	11,500,556	11,909,958
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	183,350	235,817
Income taxes recoverable	448,665
TOTAL ASSETS	77,344,088	86,601,982
CURRENT LIABILITIES:
Accounts payable and accrued expenses	8,944,614	11,577,664
Income taxes payable		159,694
Dividends payable	139,989	279,978
Contribution to retirement plan	50,250	50,250
Employee compensation and related expenses	409,778	297,316
Current portion of financing lease	100,728
TOTAL CURRENT LIABILITIES	9,645,359	12,364,902
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	99,864	210,257
DEFERRED INCOME TAX LIABILITY	361,146	1,545,246
OTHER NON-CURRENT LIABILITIES	372,352
TOTAL LIABILITIES	10,478,721	14,120,405
COMMITMENTS AND CONTINGENCIES (SEE NOTE 5 AND NOTE 8)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000 Issued shares — 8,295,160 shares and 8,205,160 shares at March 31, 2020 and 2019, respectively	8,295,160	8,205,160
Additional paid-in capital	29,565,416	29,322,472
Treasury stock at cost (1,225,716 shares and 1,225,716 shares at March 31, 2020 and 2019, respectively)	(5,525,964)	(5,525,964)
Retained earnings	34,530,755	40,479,909
TOTAL STOCKHOLDERS’ EQUITY	66,865,367	72,481,577
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 77,344,088	$ 86,601,982